PROVISIONS - (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Legal proceedings provision	$ 12.0	$ 18.3
Legal proceedings provision
Disclosure of other provisions [line items]
Provisions reversed	$ 6.3